Stock Based Compensation (Details) - USD ($)		12 Months Ended
	Oct. 18, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance		8,481,498			1,000,000
Number of additional shares authorized				3,759,109
Granted			12,783	76,996
Par value authorized share (in Dollars per share)		$ 0.0001
Shares granted as restricted stock units		89,482
Grant-date fair value of options granted (in Dollars per share)			$ 2.99	$ 1.53
Total unrecognized compensation cost expected to be recognized over a weighted-average period		4 years
Number of shares vested		9,624	13,652	8,332
Minimum [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance				1,000,000
Maximum [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance				4,759,109
Employee Stock [Member]
Stock Based Compensation [Line Items]
Grant-date fair values (in Dollars per share)	$ 0.63
Share-Based Payment Arrangement, Employee [Member]
Stock Based Compensation [Line Items]
Granted		532,420	261,576	173,851
Grant-date fair value of options granted (in Dollars per share)		$ 3.99
Grant-date fair value of options granted (in Dollars per share)		$ 3.99	$ 2.99	$ 1.11
Total intrinsic value of options exercised (in Dollars)		$ 114,100	$ 25,607	$ 36,631
Total fair value of shares vested (in Dollars)		$ 352,786	$ 278,933	$ 150,471
Number of unvested nonemployee shares		377,943	266,170	194,492	289,218
Number of shares vested		96,438	176,795	145,060
Weighted-average grant-date fair values of stock options with a service condition granted (in Dollars per share)		$ 3.52	$ 2.58	$ 1.02
Stock-based compensation expense (in Dollars)		$ 101,414	$ 215,227	$ 71,068
Share-Based Payment Arrangement, Nonemployee [Member]
Stock Based Compensation [Line Items]
Grant-date fair value of options granted (in Dollars per share)		$ 1.53	$ 1.53	$ 1.72
Total unrecognized compensation cost related to unvested stock options granted (in Dollars)		$ 75,765	$ 116,655	$ 105,279
Number of unvested nonemployee shares		45,387	67,794
Number of shares vested		9,624	13,652	8,332
Weighted-average grant-date fair values of stock options with a service condition granted (in Dollars per share)		$ 1.53	$ 1.72	$ 1.53
Stock-based compensation expense (in Dollars)		$ 2,736	$ 26,893	$ 12,776
Cofounders [Member]
Stock Based Compensation [Line Items]
Shares granted as restricted stock units		7,781,951
Board Members [Member]
Stock Based Compensation [Line Items]
Shares granted as restricted stock units		522,274
Board Members [Member] | Board Members Compensation [Member]
Stock Based Compensation [Line Items]
Shares granted as restricted stock units		107,273
Board of Directors Chairman [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance		10,000
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)		$ 7,396	190,295	48,942
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)		2,736	$ 26,893	$ 12,776
Restricted Stock [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock purchase agreements			41,000	116,035
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock Based Compensation [Line Items]
Granted			921,828	1,454,248
Total unrecognized compensation cost related to unvested stock options granted (in Dollars)		$ 1,322,202	$ 688,145	$ 199,305
Total unrecognized compensation cost expected to be recognized over a weighted-average period		3 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock Based Compensation [Line Items]
Granted			89,779	76,996
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock purchase agreements		522,274	0	4,360,419
Grant-date fair values (in Dollars per share)		$ 0.71
Vesting period		5 years
Stock-based compensation expense (in Dollars)		$ 35,404
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock purchase agreements		7,781,951	4,360,419		4,360,419
Grant-date fair values (in Dollars per share)		$ 0.63
Vesting period		5 years
Stock-based compensation expense (in Dollars)		$ 468,913
Restricted Stock Units (RSUs) [Member] | Cofounders [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock purchase agreements			0	4,360,419
Grant-date fair values (in Dollars per share)				$ 1.3
Vesting period				4 years
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)		$ 1,415,589	$ 1,415,589	$ 767,908
Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance		1,245,941
Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance		9,727,439